United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	August 14, 2012

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$136,778,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103     1169    15765 SH       Sole                    15015               750
AllianceBernstein Holdings LP  COM              01881g106      196    15475 SH       Sole                    15475
American Express               COM              025816109      908    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108      718    11000 SH       Sole                    11000
BP PLC                         COM              055622104      987    24340 SH       Sole                    24340
Bank of New York Mellon        COM              064057102      586    26709 SH       Sole                    19549              7160
Berkshire Hathaway Inc. CL A   COM              084670108      375        3 SH       Sole                        3
Berkshire Hathaway Inc. Cl B   COM              084670702     2728    32738 SH       Sole                    29930              2808
Bristol-Myers Squibb           COM              110122108     1136    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     5143   155377 SH       Sole                   142577             12800
Brookfield Infrastru Prtnrs LP COM              g16252102     3944   117492 SH       Sole                   107067             10425
CME Group Inc Cl A             COM              167760107      268     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      792    16951 SH       Sole                    16951
CapitalSource Inc.             COM              14055X102      513    76338 SH       Sole                    71088              5250
Cenovus Energy, Inc.           COM              15135U109      312     9800 SH       Sole                     9350               450
Charles Schwab                 COM              808513105     4059   313905 SH       Sole                   222055             91850
Chevron Corp.                  COM              166751107     2078    19700 SH       Sole                    16700              3000
CitiGroup Inc.                 COM              172967101      672    24504 SH       Sole                    21090              3414
Coca Cola Co.                  COM              191216100     1155    14775 SH       Sole                    13275              1500
Colgate-Palmolive              COM              194162103      544     5225 SH       Sole                     5225
Comcast Cl A Special           COM              20030N200     2283    72710 SH       Sole                    65385              7325
Comcast Corp. Cl A             COM              20030N101      367    11470 SH       Sole                    10905               565
ConocoPhillips                 COM              20825C104     1600    28637 SH       Sole                    28637
Copano Energy, LLC             COM              217202100     1600    57541 SH       Sole                    54541              3000
Deere & Co.                    COM              244199105      687     8500 SH       Sole                     8500
DirectTV Group Inc.            COM              25490A101     1260    25805 SH       Sole                    23592              2213
Duke Energy Corp.              COM              26441c105      360    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      224    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      706    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      211    10150 SH       Sole                     9250               900
Enbridge Energy Management LLC COM              29250X103     3959   123837 SH       Sole                   117724              6113
Enstar Group LTD               COM              G3075P101      535     5410 SH       Sole                     5110               300
Ethan Allen Interiors          COM              297602104      209    10468 SH       Sole                    10468
Exxon Mobil Corp               COM              30231G102     4350    50841 SH       Sole                    50841
First Nat'l of Nebraska, Inc.  COM              335720108     3003      775 SH       Sole                      675               100
Forest City Ent. CL A          COM              345550107      162    11100 SH       Sole                    10300               800
General Electric               COM              369604103     3625   173926 SH       Sole                   159476             14450
HSBC Holdings PLC              COM              404280406     1450    32866 SH       Sole                    32866
Honeywell Intl.                COM              438506107      838    15000 SH       Sole                    12000              3000
Icici Bank LTD                 COM              45104G104      217     6683 SH       Sole                     6683
Intl Bus Machines              COM              459200101      560     2863 SH       Sole                     2863
JPMorgan Chase                 COM              46625H100      374    10461 SH       Sole                    10461
Johnson & Johnson              COM              478160104    10066   148990 SH       Sole                   146490              2500
Kinder Morgan Energy Partners  COM              494550106      770     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     2454   115373 SH       Sole                   106873              8500
Liberty Global Cl A            COM              530555101     1234    24855 SH       Sole                    23284              1571
Liberty Global Ser C           COM              530555309     2264    47412 SH       Sole                    42441              4971
Liberty Interactive Ser A      COM              53071M104      507    28520 SH       Sole                    25746              2774
Liberty Media Corp Ser A       COM              530322106      654     7434 SH       Sole                     6688               746
Lockheed Martin                COM              539831099      459     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     5884    83294 SH       Sole                    79089              4205
Manulife Financial Corp.       COM              56501r106      131    12000 SH       Sole                     6000              6000
Markel Corp.                   COM              570535104      216      488 SH       Sole                      328               160
Markwest Energy Ptnr LP        COM              570759100     2096    42500 SH       Sole                    36200              6300
Marriott Intl. Inc.            COM              571903202      588    15000 SH       Sole                    15000
Martin Marietta Mtrl           COM              573284106      508     6450 SH       Sole                     5775               675
McDonald's Corp.               COM              580135101      297     3350 SH       Sole                     3350
Merck & Co.                    COM              589331107     5540   132700 SH       Sole                   132700
Microsoft Corp.                COM              594918104      898    29350 SH       Sole                    29350
Monsanto Co.                   COM              61166w101      373     4500 SH       Sole                     4500
Montpelier Re Holdings LTD     COM              G62185106      933    43800 SH       Sole                    40100              3700
Nacco Inds Inc. CL A           COM              652957910     1215    10450 SH       Sole                     9840               610
National Aust Bank             COM              632525408      556    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     2434   109204 SH       Sole                   101204              8000
Nextera Energy, Inc.           COM              65339F101      976    14182 SH       Sole                    14182
Nuveen Govt Income Fund        COM              67090N109      158    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     4451    82800 SH       Sole                    72800             10000
Pfizer Inc.                    COM              717081103     2424   105381 SH       Sole                    99681              5700
Philip Morris Intl Inc         COM              718172109      829     9500 SH       Sole                     9500
Phillips 66                    COM              718546104      361    10871 SH       Sole                    10871
Plum Creek Timber              COM              729251108      343     8650 SH       Sole                     8650
Procter & Gamble Co            COM              742718109      282     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     4520   100674 SH       Sole                    97524              3150
Royal Dutch Shell              COM              780259206     1328    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      303    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      546    18800 SH       Sole                    18800
St. Joe Co                     COM              790148100      659    41685 SH       Sole                    34810              6875
Suncor Energy Inc.             COM              867229106      261     9000 SH       Sole                     9000
TAL International Group        COM              874083108      425    12700 SH       Sole                    11950               750
Texas Instruments              COM              882508104     1377    48000 SH       Sole                    48000
Toronto-Dominion Bank          COM              891160509      341     4363 SH       Sole                     4363
Travelers Companies Inc.       COM              792860108      425     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1434    75255 SH       Sole                    64630             10625
U.S. Bancorp                   COM              902973304     2526    78545 SH       Sole                    78545
UDR, Inc.                      COM              902653104      236     9145 SH       Sole                     6645              2500
VistaPrint Limited             COM              G93762204     3206    99250 SH       Sole                    87250             12000
W.P. Carey & Co LLC            COM              92930Y107     4188    90975 SH       Sole                    87900              3075
Wal-Mart Stores                COM              931142103      383     5500 SH       Sole                     5500
Walt Disney Co.                COM              254687106     1772    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      374    11200 SH       Sole                    10200              1000
Wells Fargo & Co.              COM              949746101     2974    88950 SH       Sole                    80950              8000
Wells Fargo Adv Global Div Opp COM              30024H101       94    12000 SH       Sole                    12000
Westpac Banking Corp (ADR)     COM              961214301      272     2500 SH       Sole                     2500
White Mountains Insurance Grou COM              G9618E107      549     1052 SH       Sole                      927               125
Williams Companies             COM              969457100      271     9400 SH       Sole                     7900              1500
Zimmer Holdings Inc.           COM              98956p102      319     4960 SH       Sole                     4960
iShares S&P US PFD Fund        COM              464288687      554    14200 SH       Sole                    12800              1400
Longleaf Partners Internationa MUT              543069405      220 18326.2500 SH     Sole               13905.9100         4420.3400
Putnam Global Healthcare Fund  MUT              746778109      248 5631.9930 SH      Sole                5631.9930
T Rowe Price Growth Stock Fd   MUT              741479109      212 5868.6030 SH      Sole                5868.6030
REPORT SUMMARY		     100 DATA RECORDS	            136778    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED